Jan. 31, 2025
(Morgan Stanley ETF Trust - US Select Equity Prospectus) | (Calvert US Select Equity ETF)
Investment Objective
Calvert US Select Equity ETF (the “Fund”) seeks to provide long-term capital appreciation.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of your investment)
Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9%  of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested in the equity securities of U.S. issuers. This policy may be changed without shareholder approval; however, shareholders would be notified upon 60 days’ notice in writing of any changes.
The Fund is actively managed, not designed to track a benchmark, and therefore not constrained by the composition of a benchmark.
The Fund primarily invests in the equity securities of large capitalization U.S. issuers that are involved in economic activities that address global environmental or societal challenges that relate to areas such as environmental sustainability and resource efficiency, diversity, equity and inclusion, respect for human rights, product responsibility, human capital management and accountable governance and transparent operations, or are leaders in managing financially material environmental or social risks and opportunities, such as carbon emission management and diversity, equity and inclusion. Economic activities that address environmental and/or societal challenges vary based on the respective industry a company operates in, but examples may include: providing access to finance to demographics that are typically excluded from traditional financing channels, providing affordable and accessible healthy food and other products, growing electric vehicle sales and strategy, and efficient management of natural resources. As described below, the Adviser utilizes a quantitative and qualitative research process that applies the Calvert Principles for Responsible Investment (the “Calvert Principles”) (a copy of which is included as an appendix to the Fund’s prospectus) to define the investment universe for the Fund.  Calvert Research and Management (“Calvert”), on behalf of the Adviser, may engage with company management regarding financially material environmental, social and governance (“ESG”) issues in pursuit of improving environmental and social outcomes. The Adviser gives due consideration to the relevance and potential materiality of sustainability risks for a particular investment opportunity or for the portfolio as a whole in the context of the investment objective and intended time horizon for holding a particular security. In order to mitigate Responsible Investing risks explained in the below section entitled “Principal Risks,” the Adviser may (i) determine not to hold, determine to sell or otherwise determine to  underweight a security relative to the Fund’s benchmark, the Russell 1000® Index; (ii) engage Calvert to discuss potential engagement with company management on its material ESG risks or opportunities (e.g., climate change, diversity, labor and human rights and ESG disclosure); or (iii) make other adjustments to the Fund’s portfolio.
Through a qualitative and quantitative process (the “Selection Process”), the Adviser seeks to identify companies that are performing in the top 20-40% of their peer group with respect to environmental or social factors determined to be financially material to the company based on Calvert and/or the Adviser’s proprietary research (each, a “Select Company” and collectively, the “Select Companies”). A company may also be determined to be a Select Company based on leadership or significant improvement of such company’s financially material environmental or social risks or opportunities. Once the Fund’s investment universe of Select Companies (the “Investment Universe”) has been established, the Adviser then selects and weights Select Companies through an optimization process that at a portfolio level has better diversity and lower carbon risk, while also minimizing factor risks relative to the Russell 1000 Index (the “Optimization Process”). The Adviser seeks to ensure that at least 90% of the companies in the Fund’s portfolio are reviewed via the Selection Process.
In managing the Fund, the Adviser also takes into account the long-term carbon reduction objectives of the Paris Agreement, an international treaty on climate change with the goal of limiting global warming to well below 2 degrees Celsius, preferably to 1.5 degrees. The Adviser measures a company’s carbon footprint by its weighted average carbon intensity, which is defined as metric tons of greenhouse gas emissions  per $1 million of revenue. The Fund seeks to maintain a portfolio with an overall carbon footprint that is substantially lower than the carbon footprint of the Russell 1000® Index. Individual securities held by the Fund, however, may have carbon footprints that are higher than the average carbon footprint of the Russell 1000® Index and/or the carbon footprint of certain Russell 1000® Index constituents. The long-term carbon reduction objectives of the Paris Agreement may warrant the Adviser to revise the targeted range of carbon reduction by companies it seeks to invest in over time. ESG analysis is determined by Calvert, using a combination of third party and customized ESG data as a base, and having regard to ESG themes such as environmental sustainability and resource efficiency, diversity, equity and inclusion, respect for human rights, product responsibility, human capital management and accountable governance and transparent operations.
In addition, the Fund will seek to maintain higher levels of diversity level than the Russell 1000® Index as measured by weighted average number of women at the board level. The Adviser obtains board gender diversity data from third party vendors, which provide data on the number of women on boards at the issuer level. The Adviser collects this data for all names in its investment universe for which data is available and calculates the weighted average for the Fund and the Russell 1000® Index.
The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to seek to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps, contracts for difference (“CFDs”) and other related instruments and techniques. Derivative instruments used by the Fund will be counted toward the Fund’s 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.
Although the Fund’s ESG factors and responsible investing criteria are typically considered with respect to each company or issuer in which the Fund invests, other factors may be considered by the portfolio management team. In assessing investments, Calvert generally focuses on the ESG factors and responsible investing criteria relevant to the issuer’s operations, and an issuer may be acceptable for investment based primarily on such assessment. As a result, securities may be deemed suitable for investment even if the issuer does not operate in accordance with all elements of the Fund’s ESG factors and responsible investing criteria. For instance, the Fund may also invest in issuers that Calvert believes are likely to operate in a manner consistent with the Calvert Principles pending Calvert’s engagement activity with such issuer. Additionally, the Fund may invest in cash, money market instruments and ETFs. Such investments will generally not be subject to the Fund’s responsible investment analysis and will not be required to be consistent with the Fund’s ESG factors and responsible investment criteria otherwise applicable to investments made by the Fund. In addition, ETFs in which the Fund may invest may hold securities of issuers that do not operate in accordance with the Fund’s ESG factors and responsible investment criteria.

Principal Risks
Performance Information
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance over the last year and by showing how the Fund’s average annual returns for the past one year period and since inception compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at  www.calvert.com or by calling toll-free 800-836-2414.

Annual Total Returns—Calendar Years

High Quarter	03/31/24	10.93%
Low Quarter	12/31/24	-0.57%

Average Annual Total Returns(for the calendar periods ended December 31, 2024)
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.   Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Fund shares been sold at the end of the relevant periods, as applicable.

(Morgan Stanley ETF Trust - US Select Equity Prospectus) | (Calvert US Select Equity ETF) | Risk Lose Money [Member]
There is no assurance that the Fund will achieve its investment objective, and you can lose money investing in this Fund.
(Morgan Stanley ETF Trust - US Select Equity Prospectus) | (Calvert US Select Equity ETF) | Risk Not Insured Depository Institution [Member]
Shares of the Fund are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
(Morgan Stanley ETF Trust - US Select Equity Prospectus) | (Calvert US Select Equity ETF) | Equity Securities [Member]
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Equity Securities. In general, prices of equity securities are more volatile than those of fixed-income securities. U.S. and foreign stock markets, and equity securities of individual issuers, have experienced periods of substantial price volatility in the past and it is possible that they will do so again in the future. The prices of equity securities fluctuate, sometimes rapidly or widely, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic, political and public health conditions. During periods when equity securities experience heightened volatility, such as during periods of market, economic or financial uncertainty or distress, the Fund’s investments in equity securities are subject to heightened risks.

The value of equity securities and related instruments decline in response to perceived or actual adverse changes in the economy, economic outlook or financial markets; deterioration in investor sentiment; inflation, interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer- and sector-specific considerations; unexpected trading activity among retail investors; and other factors. Market conditions affect certain types of equity securities to a greater extent than other types of equity securities. If the stock market declines, the value of the Fund’s equity securities will also likely decline, which will result in a decrease in the value of your investment in the Fund. Although prices can rebound, there is no assurance that prices of the Fund’s equity securities will return to previous levels.

(Morgan Stanley ETF Trust - US Select Equity Prospectus) | (Calvert US Select Equity ETF) | Responsible Investing [Member]
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Responsible Investing. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. An investment’s ESG performance, or Calvert’s and/or the Adviser’s assessment of such performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment criteria. In evaluating an investment, Calvert and the Adviser are dependent upon information and data that may be incomplete, inaccurate or unavailable, which could adversely affect the analysis of the ESG factors relevant to a particular investment. Successful application of the Fund’s responsible investment strategy will depend on Calvert’s and/or the Adviser’s skill in properly identifying and analyzing material ESG issues.

(Morgan Stanley ETF Trust - US Select Equity Prospectus) | (Calvert US Select Equity ETF) | Liquidity [Member]
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Liquidity. The Fund may make investments that are less liquid, illiquid or restricted or that may become less liquid in response to overall economic conditions or adverse investor perceptions, and which may entail greater risk than investments in other types of securities. These investments may be more difficult to value or sell, particularly in times of market turmoil, and there may be little trading in the secondary market available for particular securities. Liquidity risk may be magnified in a market where credit spread and interest rate volatility is rising and where investor redemptions from fixed-income funds may be higher than normal. If the Fund is forced to sell an illiquid or restricted security to fund redemptions or for other cash needs, it may be forced to sell the security at a loss or for less than its fair value and may be unable to sell the security at all.

(Morgan Stanley ETF Trust - US Select Equity Prospectus) | (Calvert US Select Equity ETF) | Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk. The value of your investment in the Fund is based on the values of the Fund’s investments, which change due to economic and other events that affect the U.S. and global markets generally, as well as those that affect or are perceived or expected to affect particular regions, countries, industries, companies, issuers, sectors, asset classes or governments. These types of events may be sudden and unexpected, and could adversely affect the value (or income generated by) and liquidity of the Fund’s investments, which may in turn impact the Fund’s ability to sell securities and/or its ability to meet redemptions. The risks associated with these developments may be magnified if certain social, political, economic and other conditions and events (such as war, natural disasters or events, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes and supply chain disruptions) adversely interrupt or otherwise affect the global economy and financial markets. It is difficult to predict when events affecting the U.S. or global financial markets or economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These types of events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance or value of the Fund’s investments, adversely affect and increase the volatility of the Fund’s share price and exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted.

(Morgan Stanley ETF Trust - US Select Equity Prospectus) | (Calvert US Select Equity ETF) | Information Technology Sector Risk [Member]
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Information Technology Sector Risk. To the extent the Fund invests a substantial portion of its assets in the information technology sector, the value of Fund shares may be particularly impacted by events that adversely affect the information technology sector, such as rapid changes in technology product cycles, product obsolescence, government regulation, and competition, and may fluctuate more than that of a fund that does not invest significantly in companies in the technology sector.

(Morgan Stanley ETF Trust - US Select Equity Prospectus) | (Calvert US Select Equity ETF) | Derivatives [Member]
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Derivatives. Derivatives and other similar instruments that create synthetic exposure often are subject to risks similar to those of the underlying asset or instrument, including market risk, and may be subject to additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

(Morgan Stanley ETF Trust - US Select Equity Prospectus) | (Calvert US Select Equity ETF) | ETF Structure Risks [Member]
•	ETF Structure Risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a discount to net asset value (“NAV”)

per share and possibly face trading halts and/or  delisting. Authorized participant concentration risk may be heightened to the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than the Fund’s NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

(Morgan Stanley ETF Trust - US Select Equity Prospectus) | (Calvert US Select Equity ETF) | Active Management Risk [Member]
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Active Management Risk. In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments to buy, hold or sell on a day-to-day basis, and which trading strategies to use. For example, the Adviser, in its discretion, may determine to use some permitted trading strategies while not using others. The success or failure of such decisions will affect the Fund’s performance.